Convertible Notes Payable	12 Months Ended
Mar. 31, 2017
Convertible Notes [Abstract]
Convertible Notes Payable
7.  Convertible Notes Payable

6% Alliance Apex Convertible Note

On March 30, 3017, the Company issued a Convertible Promissory Note to Alliance Apex, LLC (“Alliance Note”) for $4,990,000. The Alliance Note is due and payable to Alliance on (i) December 31, 2017, or (ii) the date on which the Change of Control Transaction (see Note 10 – NMM transaction) is terminated, whichever occurs first (“Maturity Date”). Upon the closing, on or before the Maturity Date, of the Merger, the Alliance Note together with the accrued and unpaid interest, shall automatically be converted (a “Mandatory Conversion”) into shares of the Company’s common stock, at a conversion price of $10.00 per share, subject to adjustment for stock splits, stock dividends, reclassifications and other similar recapitalization transactions that occur after the date of the Alliance Note. As part of an amendment to the Merger Agreement on March 30, 2017, the merger consideration to be paid by the Company to NMM was amended to include warrants to purchase 850,000 shares of common stock in the Company at an exercise price of $11 per share, that will only be granted in the event that the proposed merger between the Company and NMM is consummated (such warrant will not vest and will expire if the contemplated merger transaction does not occur) in exchange for both NMM providing a guarantee for the Alliance Note and as compensation to NMM for giving up their right to additional shares in the Company based on the agreed upon exchange ratio with NMM in the event that the Alliance Note is converted to common stock. As the guarantee was provided in conjunction with the warrants, the guarantee is considered a debt issuance cost. The Company estimated the debt issuance cost and related warrants issuable for the debt guarantee of $161,000 based on the incremental fair value to a market participant of a similar but unsecured debt instrument without such guarantee using a market rate for an unsecured high yield note of 12.4% and a 25% probability of the note not being converted. As of March 31, 2017, the debt issuance cost associated with the guarantee of $161,000 has been offset against the related Alliance convertible note resulting in a net balance of $4,829,000 and the related warrants issuable for the debt guarantee is recorded in additional paid-in capital.

8% NNA Convertible Note

Concurrently with the Credit Agreement entered into with NNA, the Company also entered into the Investment Agreement with NNA, pursuant to which the Company issued to NNA, an 8% Convertible Note in the original principal amount of $2,000,000 (the “Convertible Note”). The Company drew down the full principal amount of the Convertible Note on July 30, 2014. The Convertible Note would have matured on March 28, 2019, subject to NNA’s right to accelerate payment on the occurrence of certain events. The Company could redeem amounts outstanding under the Convertible Note on 60 days’ prior notice to NNA. Amounts outstanding under the Convertible Note were convertible at NNA’s sole election into shares of the Company’s common stock at an initial conversion price of $10.00 per share. The Company’s obligations under the Convertible Note were guaranteed by its subsidiaries and consolidated medical corporations.

On October 14, 2015, the Company entered into the Agreement with NMM pursuant to which the Company sold NMM 1,111,111 units, each Unit consisting of one share of Preferred Stock and one Warrant, for a total purchase price of $10,000,000, the proceeds of which were used by the Company primarily to repay the Revolving Loan and Term Loan owed by the Company to NNA and the balance the Company used for working capital purposes (see Note 9). The Company repaid approximately $7.5 million of the then outstanding NNA debt obligations and recorded a loss on debt extinguishment of approximately $266,000 related to this transaction.

9% Senior Subordinated Convertible Notes

The 9% Notes, issued January 31, 2013, bore interest at a rate of 9% per annum, were payable semiannually on August 15 and February 15, and matured February 15, 2016, and were subordinated. The principal of the 9% Notes, plus any accrued yet unpaid interest, was convertible, at any time by the holder at a conversion price of $4.00 per share, subject to adjustment for stock splits, stock dividends and reverse stock splits, into shares of the Company’s common stock.

In connection with the issuance of the 9% Notes in 2013, the holders of the 9% Notes received warrants to purchase 82,500 shares of the Company’s common stock at an exercise price of $4.50 per share, subject to adjustment for stock splits, reverse stock splits and stock dividends, which warrants are exercisable at any date prior to January 31, 2018, and were classified in equity. Certain holders of the 9% Notes converted an aggregate of approximately $554,000 of outstanding principal and accrued interest into 138,463 shares of the Company’s common stock prior to their maturity on February 15, 2016. Prior to conversion, the Company amortized approximately $14,000 of related debt discount and deferred financing costs in fiscal 2016.

Interest expense associated with the convertible notes payable consisted of the following:

	For The Years Ended March 31,
	2017	2016
Interest expense	$-	$171,027
Amortization of loan fees and discount	-	188,627

	$-	$359,654